                                AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON August 3, 2007

                                                  1933 ACT REGISTRATION NO. 333-49230
                                                  1940 ACT REGISTRATION NO. 811-07975

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         WASHINGTON, D.C. 20549

                                                               FORM N-4

                                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                                                  POST-EFFECTIVE AMENDMENT NO. 21 [X]

                                                                  AND

                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                                                  POST-EFFECTIVE AMENDMENT NO. 80 [X]

                                                   (CHECK APPROPRIATE BOX OR BOXES)

                                                      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                                                        VARIABLE ANNUITY ACCOUNT
                                                       (Exact Name of Registrant)

                                                     PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                                          (Name of Depositor)

                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                             (973) 802-7333
                               (Address and telephone number of depositor's principal executive offices)

                                                           THOMAS C. CASTANO

                                                               SECRETARY

                                                     PRUCO LIFE INSURANCE COMPANY
                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                             (203) 925-7176
                                                (Name and address of agent for service)

                                                              Copies to:

                                                        C. CHRISTOPHER SPRAGUE
                                                   VICE PRESIDENT, CORPORATE COUNSEL
                                              THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                             (973) 802-6997

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on _____ pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on __ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box: [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Interests in Individual Variable Annuity Contracts

                                                                NOTE

Registrant is filing this Post-Effective Amendment No. 21 to Registration Statement No. 333-49230 for the purpose of including in the Registration Statement a Prospectus Supplement and Statement of Additional Information Supplement.
The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 20 filed with the SEC on April 19, 2007, as supplemented, are hereby incorporated by reference.
However, financial statements for the depositor and the registrant will be included in a subsequent post-effective amendment.
Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                              Pruco Life Insurance Company Of New Jersey

                                                   Strategic Partners Annuity One 3

                                                       Strategic Partners Plus 3

                                                  Supplement, dated November 19, 2007
                                                                  To
                                                    Prospectuses, dated May 1, 2007

     This Supplement  should be read and retained with the current  Prospectus for your annuity.  This Supplement is intended to update certain  information in the  Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current  Prospectus,  please contact us at 1-888-PRU-2888.

     We are issuing this supplement to announce  certain  changes to the Lifetime Five Income Benefit and Spousal  Lifetime Five Income
     Benefit,  the addition of a new living  benefit called the Highest Daily Lifetime Five Income Benefit and identify a new principal underwriter.  Finally, we describe a sub-advisor name change and new fund option that is being added to each annuity.

     I.  TABLE OF CONTENTS

o        In the Table of Contents,  immediately  after the entry for Spousal Lifetime Five Income Benefit  (Spousal  Lifetime Five), we
              add a new line item entitled "Highest Daily Lifetime Five Income Benefit (Highest Daily Lifetime Five)."

     II.  GLOSSARY OF TERMS
o        In the Glossary of Terms of each prospectus, we add the following new definitions:

Benefit Fixed Rate  Account:  An  investment  option  offered as part of this Annuity that is used only if you have elected the Highest
Daily Lifetime Five Income  Benefit.  Amounts  allocated to the Benefit Fixed Rate Account earn a fixed rate of interest,  and are held within our general  account.  You may not allocate  purchase  payments to the Benefit Fixed Rate  Account.  Rather,  Contract  Value is
transferred to the Benefit Fixed Rate Account only under the asset transfer feature of this benefit.

Highest Daily Lifetime Five Benefit:  An optional  feature for an additional  charge that guarantees  your ability to withdraw  amounts equal to a percentage of a principal  value called the Total  Protected  Withdrawal  Value.  Subject to our rules  regarding the timing and amount of  withdrawals,  we guarantee these  withdrawal  amounts,  regardless of the impact of market  performance on your Contract
Value.

We revise the following Glossary definitions:

Annual Income Amount
Under the terms of the Lifetime Five Income  Benefit,  an amount that you can withdraw each year as long as the  annuitant  lives.  For the Highest Daily  Lifetime Five Benefit only, we refer to an amount that you can withdraw each year as long as the annuitant  lives as the "Total  Annual Income  Amount." The Total Annual Income Amount may reflect the inclusion of an additional  sum, if you have made no withdrawal  during the first ten years that the Highest  Daily  Lifetime  Five Benefit is in effect.  The annual  income  amount is set initially  as a  percentage  of the  Protected  Withdrawal  Value,  but will be  adjusted  to  reflect  subsequent  purchase  payments, withdrawals,  and any step-up.  Under the Spousal Lifetime Five Income Benefit,  the annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.

Protected Withdrawal Value
Under the  Lifetime  Five Income  Benefit and Spousal  Lifetime  Five Income  Benefit,  an amount that we guarantee  regardless  of the investment  performance  of your  Contract  Value.  For the Highest  Daily  Lifetime  Five Benefit  only, we refer to an amount that we guarantee  regardless of the investment  performance of your Contract Value as the "Total Protected  Withdrawal Value". Total Protected
Withdrawal  Value may reflect the  inclusion of an additional  sum, if you have made no withdrawal  during the first ten years that the
Highest Daily Lifetime Five Benefit is in effect

III.  SUMMARY OF CONTRACT EXPENSES

o        In the "Summary of Expenses" section,  under "Insurance and Administrative  Expenses",  we add the following immediately after the entry for Lifetime Five Income Benefit.

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          INSURANCE AND ADMINISTRATIVE EXPENSES WITH THE INDICATED BENEFITS
                                                   (as a percentage of the average Contract Value in variable investment options)

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
                                                                                  Contract with Credit                                      Contract without Credit
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
Maximum   charge  for  Highest  Daily  Lifetime  Five  Income                            1.50%                                                       1.50%
Benefit *
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------
Highest Daily Lifetime Five Income                                                       0.60%                                                       0.60%
(current charge)
-------------------------------------------------------------- ----------------------------------------------------------- -----------------------------------------------------------

*We reserve the right to increase the charge up to the maximum indicated upon a step-up or for a new election.  However, we have no present intention of doing so.

IV.  NEW SUB-ACCOUNT

In the section of each  Prospectus  entitled  "Summary of Contract  Expenses",  sub-section  "Underlying  Mutual Fund Portfolio  Annual
Expenses", under the heading "Advanced Series Trust", the following portfolio has been added:

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                                                     (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- --------------------- ------------------ ----------------- ------------------------- --------------------------------------
                                                                                                                    Acquired Portfolio Fees               Total Annual
                                                           Management Fees      Other Expenses       12b-1 Fees            & Expenses                  Portfolio Operating
                 UNDERLYING PORTFOLIO                                                                                                                       Expenses
Advanced Series Trust:
-------------------------------------------------------- --------------------- ------------------ ----------------- ------------------------- --------------------------------------
-------------------------------------------------------- --------------------- ------------------ ----------------- ------------------------- --------------------------------------
AST Western Asset Core Plus Bond                                0.70%                0.12%             0.00%                 0.00%                            0.82%
-------------------------------------------------------- --------------------- ------------------ ----------------- ------------------------- --------------------------------------

Effective  November 19, 2007,  the  underlying  portfolio  listed below is being offered as a new  Sub-account  under your annuity.  In order to reflect this addition,  the following is being added to the chart in each Prospectus in the section  entitled "What Investment
Options Can I Choose? /Variable Investment Options":

-------------------------- -------------------------------------------------------------------------------------------------------------------------------- ------------------------------
         STYLE/            INVESTMENT OBJECTIVES/POLICIES                                                                                                             PORTFOLIO
          TYPE                                                                                                                                                        ADVISOR/
                                                                                                                                                                     SUB-ADVISOR
                           -------------------------------------------------------------------------------------------------------------------------------- ------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
        AST FUNDS
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
      Fixed Income        AST Western Asset Core Plus Bond Portfolio:  seeks to maximize total return,  consistent with prudent investment  management and    Western Asset Management
                          liquidity  needs, by investing to obtain its average  specified  duration.  The Portfolio's  current target average  duration is
                          generally  2.5 to 7 years.  The  Portfolio  pursues this  objective  by investing in all major fixed income  sectors with a bias     Company/Western Asset
                          towards non-Treasuries.                                                                                                                Management Limited
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

Also in the same section of each prospectus, we make the following change to the chart setting forth a brief description of the variable investment option, to reflect a sub-adviser name change:

o        Effective November 19, 2007,  Neuberger Berman Management Inc. will become  sub-advisor of SP Mid-Cap Growth Portfolio.  Prior to November 19, 2007, Calamos Advisors LLC was the sub-advisor.

We add a parenthetical after the name of the SP Mid Cap Growth Portfolio as follows, to indicate that we no longer permit purchases or transfers into the Portfolio by those who are not already invested in the Portfolio:

SP Mid Cap Growth Portfolio (closed to new investments)

V.  HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT
(Highest Daily Lifetime Five)
The  Highest  Daily  Lifetime  Five  program  described  below is only being  offered  in those  jurisdictions  where we have  received regulatory  approval  and  will be  offered  subsequently  in  other  jurisdictions  when  we  receive  regulatory  approval  in  those jurisdictions.  Certain terms and conditions may differ between jurisdictions once approved.  Highest Daily Lifetime Five is offered as an  alternative  to Lifetime Five and Spousal  Lifetime  Five.  Currently,  if you elect Highest Daily  Lifetime Five and  subsequently terminate the benefit,  you will not be able to re-elect  Highest Daily  Lifetime  Five,  and will have a waiting  period until you can elect Spousal  Lifetime Five or Lifetime  Five.  Specifically,  you will be permitted to elect  Lifetime Five or Spousal  Lifetime Five only on an  anniversary  of the contract  date that is at least 90 calendar  days from the date that Highest  Daily  Lifetime  Five was terminated.  We reserve the right to further  limit the election  frequency  in the future.  The income  benefit  under  Highest  Daily
Lifetime Five currently is based on a single  "designated  life" who is at least 55 years old on the date that the benefit is acquired.
The Highest Daily Lifetime Five Benefit is not available if you elect any other  optional  living  benefit,  although you may elect any optional  death benefit (other than the Highest Daily Value Death  Benefit).  As long as your Highest Daily Lifetime Five Benefit is in effect,  you must allocate your Contract  Value in accordance  with the  then-permitted  and available  investment  option(s) with this program.

We offer a benefit that guarantees  until the death of the single  designated life the ability to withdraw an annual amount (the "Total
Annual Income Amount") equal to a percentage of an initial principal value (the "Total Protected  Withdrawal  Value") regardless of the impact of market  performance on the Contract Value,  subject to our program rules regarding the timing and amount of withdrawals.  The benefit may be appropriate if you intend to make periodic  withdrawals from your Contract,  and wish to ensure that market  performance will not affect  your  ability to receive  annual  payments.  You are not  required  to make  withdrawals  as part of the program - the guarantees  are not lost if you withdraw less than the maximum  allowable  amount each year under the rules of the benefit.  We discuss
Highest Daily Lifetime Five in greater detail  immediately  below. In addition,  please see the Glossary section of this prospectus for definitions  of some of the key terms used with this  benefit.  As  discussed  below,  we  require  that you  participate  in our asset transfer  program in order to participate in Highest Daily  Lifetime Five, and in the Appendices to this  prospectus,  we set forth the formula under which we make those asset transfers.

As discussed  below, a key component of Highest Daily Lifetime Five is the Total Protected  Withdrawal  Value,  which is an amount that is distinct from Contract Value.  Because each of the Total Protected  Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely  related to Contract  Value,  it is possible  for the  Contract  Value to fall to zero,  even though the Total
Annual  Income  Amount  remains.  You are  guaranteed  to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made "excess  withdrawals."  Excess  withdrawals,  as discussed below,  will reduce your Total Annual Income
Amount.  Thus, you could experience a scenario in which your Contract Value was zero, and, due to your excess  withdrawals,  your Total
Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Five.

KEY FEATURE - Total Protected Withdrawal Value

The Total  Protected  Withdrawal  Value is used to determine the amount of the annual  payments  under Highest Daily Lifetime Five. The
Total  Protected  Withdrawal  Value is equal to the greater of the Protected  Withdrawal  Value and any Enhanced  Protected  Withdrawal
Value that may exist. We describe how we determine  Enhanced  Protected  Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions  described below for obtaining  Enhanced  Protected  Withdrawal  Value then Total  Protected  Withdrawal
Value is simply equal to Protected Withdrawal Value.

The Protected  Withdrawal  Value  initially is equal to the Contract  Value on the date that you elect Highest Daily  Lifetime Five. On each business day  thereafter,  until the earlier of the first  withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected  Withdrawal  Value.  Specifically,  on each such business day (the "Current  Business Day"), the Protected
Withdrawal Value is equal to the greater of:

          the Protected  Withdrawal Value for the immediately  preceding  business day (the "Prior Business Day "),  appreciated at the daily  equivalent  of 5% annually  during the calendar  day(s)  between the Prior  Business  Day and the Current  Business Day
         (i.e.,  one day for  successive  business  days , but more than one  calendar  day for  business  days that are  separated  by weekends  and/or  holidays),  plus the amount of any Purchase  Payment  (including any associated  credit) made on the Current
         Business Day; and

         . the Contract Value.

If you have not made a withdrawal  prior to the tenth  anniversary of the date you elected  Highest Daily Lifetime Five (which we refer to as the "Tenth  Anniversary"),  we will continue to calculate a Protected  Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal,  your Protected  Withdrawal Value is equal to the greater of the Protected  Withdrawal Value on the Tenth Anniversary or your Contract Value.

The Enhanced  Protected  Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth  Anniversary.  Thus, if you do take a withdrawal prior to the Tenth  Anniversary,  you are not eligible to receive Enhanced  Protected  Withdrawal Value. If no such withdrawal is taken,  then on or after the Tenth  Anniversary up until the date of the first  withdrawal,  the Enhanced  Protected
Withdrawal Value is equal to the sum of:
(a)200% of the Contract Value on the date you elected Highest Daily Lifetime Five;
(b)200% of all Purchase  Payments  (and any  associated  Credits)  made during the one-year  period after the date you elected  Highest
Daily Lifetime Five; and
(c)100% of all  Purchase  Payments  (and any  associated  Credits)  made more than one year after the date you  elected  Highest  Daily
Lifetime Five, but prior to the date of your first withdrawal.

We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected  Withdrawal Value (and therefore,  the Total
Protected  Withdrawal Value) when you make your first withdrawal.  However,  as discussed below,  subsequent Purchase Payments (and any associated  Credits) will increase the Total Annual Income Amount,  while "excess"  withdrawals  (as described  below) may decrease the
Total Annual Income Amount.

KEY FEATURE - Total Annual Income Amount under the Highest Daily Lifetime Five Benefit

The initial Total Annual Income  Amount is equal to 5% of the Total  Protected  Withdrawal  Value.  For purposes of the asset  transfer formula  described  below,  we also  calculate a Highest Daily Annual Income  Amount,  which is initially  equal to 5% of the Protected
Withdrawal  Value.  Under the Highest Daily Lifetime Five Benefit,  if your cumulative  withdrawals in a Contract Year are less than or equal to the Total Annual Income Amount,  they will not reduce your Total Annual Income Amount in subsequent  Contract  Years,  but any such  withdrawals  will reduce the Total Annual Income Amount on a  dollar-for-dollar  basis in that Contract Year. If your  cumulative withdrawals  are in excess of the Total Annual Income Amount  ("Excess  Income"),  your Total Annual Income Amount in subsequent  years will be reduced  (except  with  regard to  required  minimum  distributions)  by the  result of the ratio of the  Excess  Income to the
Contract Value immediately prior to such withdrawal (see examples of this calculation  below).  Reductions include the actual amount of the  withdrawal,  including any  withdrawal  charge that may apply.  A Purchase  Payment that you make will increase the  then-existing
Total Annual  Income Amount and Highest Daily Annual  Income  Amount by an amount equal to 5% of the Purchase  Payment  (including  the amount of any associated Credits).

An automatic  step-up feature  ("Highest  Quarterly Auto Step-Up") is included as part of this benefit.  As detailed in this paragraph, the Highest  Quarterly  Auto  Step-Up  feature can result in a larger Total  Annual  Income  Amount if your  Contract  Value  increases subsequent to your first  withdrawal.  We begin examining the Contract Value for purposes of this feature starting with the anniversary of the Contract Date (the "Contract  Anniversary")  immediately after your first withdrawal under the benefit.  Specifically,  upon the first such Contract  Anniversary,  we identify the Contract  Value on the business days  corresponding  to the end of each quarter that
(i) is based on your Contract Year,  rather than a calendar year;  (ii) is subsequent to the first  withdrawal;  and (iii) falls within the  immediately  preceding  Contract  Year. If the end of any such quarter  falls on a holiday or a weekend,  we use the next business day. We multiply each of those  quarterly  Contract  Values by 5%, adjust each such  quarterly  value for  subsequent  withdrawals  and
Purchase  Payments,  and then select the highest of those  values.  If the highest of those values  exceeds the  existing  Total Annual
Income  Amount,  we replace the existing  amount with the new,  higher  amount.  Otherwise,  we leave the existing  Total Annual Income
Amount  intact.  In later years,  (i.e.,  after the first Contract  Anniversary  after the first  withdrawal)  we determine  whether an automatic step-up should occur on each Contract  Anniversary,  by performing a similar examination of the Contract Values on the end of the four  immediately  preceding  quarters.  If, on the date that we  implement a Highest  Quarterly  Auto Step-Up to your Total Annual
Income Amount,  the charge for Highest Daily Lifetime Five has changed for new purchasers,  you may be subject to the new charge at the time of such step-up.  Prior to increasing  your charge for Highest Daily  Lifetime Five upon a step-up,  we would notify you, and give you the  opportunity  to cancel the  automatic  step-up  feature.  If you receive  notice of a proposed  step-up and  accompanying  fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

The Highest Daily Lifetime Five program does not affect your ability to make  withdrawals  under your  contract,  or limit your ability to request  withdrawals that exceed the Total Annual Income Amount.  Under Highest Daily Lifetime Five, if your cumulative  withdrawals in a Contract  Year are less than or equal to the Total Annual Income  Amount,  they will not reduce your Total Annual Income Amount in subsequent  Contract Years, but any such withdrawals  will reduce the Total Annual Income Amount on a  dollar-for-dollar  basis in that
Contract Year.

If,  cumulatively,  you withdraw an amount less than the Total Annual Income Amount in any Contract  Year,  you cannot  carry-over  the unused portion of the Total Annual Income Amount to subsequent Contract Years.

Examples of  dollar-for-dollar  and  proportional  reductions and the Highest  Quarterly  Auto Step-Up are set forth below.  The values depicted here are purely  hypothetical,  and do not reflect the charges for the Highest  Daily  Lifetime Five benefit or any other fees and charges. Assume the following for all three examples:
         The Contract Date is December 1, 2006.
         The Highest Daily Lifetime Five benefit is elected on March 5, 2007.

Dollar-for-dollar reductions
On May 2,  2007,  the Total  Protected  Withdrawal  Value is  $120,000,  resulting  in a Total  Annual  Income  Amount of $6,000 (5% of
$120,000).  Assuming  $2,500 is withdrawn  from the Contract on this date,  the remaining  Total Annual Income Amount for that Contract
Year (up to and including December 1, 2007) is $3,500. This is the result of a  dollar-for-dollar  reduction of the Total Annual Income
Amount - $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing  the previous  example,  assume an additional  withdrawal  of $5,000 occurs on August 6, 2007 and the Contract  Value at the time of this  withdrawal  is $110,000.  The first $3,500 of this  withdrawal  reduces the Total Annual  Income Amount for that Contract
Year to $0.  The  remaining  withdrawal  amount - $1,500 - reduces  the Total  Annual  Income  Amount  in  future  Contract  Years on a proportional  basis based on the ratio of the excess  withdrawal  to the Contract  Value  immediately  prior to the excess  withdrawal.
(Note that if there were other  withdrawals in that Contract  Year,  each would result in another  proportional  reduction to the Total
Annual Income Amount).

Here is the calculation:

 Contract Value before withdrawal                                                       $110,000.00
 Less amount of "non" excess withdrawal                                                 -$   3,500.00
 Contract Value immediately before excess withdrawal of $1,500                          $106,500.00
 Excess withdrawal amount                                                               $    1,500.00
 Divided by Contract Value immediately before excess withdrawal                         $106,500.00
 Ratio                                                                                         1.41%
 Total Annual Income Amount                                                             $     6,000.00
 Less ratio of 1.41%                                                                    -$         84.51
 Total Annual Income Amount for future Contract Years                                    $    5,915.49

Highest  Quarterly  Auto Step-UpOn  each Contract  Anniversary  date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Contract  Anniversary in subsequent  years),  adjusted for excess  withdrawals and additional  Purchase Payments,  is higher than the Total Annual Income Amount,  adjusted for excess withdrawals and additional Purchase
Payments.

Continuing the same example as above, the Total Annual Income Amount for this Contract Year is $6,000.  However,  the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above).  For the next Contract  Year, the Total Annual Income Amount will be stepped-up if 5% of the highest  quarterly  Contract Value,  adjusted for withdrawals,  is higher than $5,915.49.  Here are the calculations for determining the quarterly  values.  Only the June 1 value is being adjusted for excess  withdrawals as the September 1 and December 1 Business Days occur after the excess withdrawal on August 6.

---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                                                         Highest Quarterly
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                                                       Value (adjusted with                         Adjusted Total Annual
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                                                          withdrawal and                          Income Amount (5% of the
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
                    Date*                                    Contract Value                            Purchase Payments)**                       Highest Quarterly Value)
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
                June 1, 2007                                   $118,000.00                                  $118,000.00                                   $5,900.00
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
               August 6, 2007                                  $120,000.00                                  $112,885.55                                   $5,644.28
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
              September 1, 2007                                $112,000.00                                  $112,885.55                                   $5,644.28
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------
              December 1, 2007                                 $119,000.00                                  $119,000.00                                   $5,950.00
---------------------------------------------- -------------------------------------------- -------------------------------------------- --------------------------------------------

* In this example,  the Contract  Anniversary  date is December 1. The quarterly  valuation  dates are every three months  thereafter -
March 1, June 1,  September  1, and  December 1. In this  example,  we do not use the March 1 date as the first  withdrawal  took place after March 1. The Contract  Anniversary  Date of December 1 is considered the fourth and final quarterly  valuation date for the year.
** In this example,  the first  quarterly  value after the first  withdrawal  is $118,000 on June 1, yielding an adjusted  Total Annual
Income  Amount of  $5,900.00.  This  amount is  adjusted  on August 6 to  reflect  the  $5,000  withdrawal.  The  calculations  for the adjustments are:

.. The Contract Value of $118,000 on June 1 is first reduced  dollar-for-dollar  by $3,500 ($3,500 is the remaining  Total Annual Income
Amount for the  Contract  Year),  resulting  in an  adjusted  Contract  Value of  $114,500  before the excess  withdrawal.  This amount
($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess  withdrawal  divided by the Contract
Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

The adjusted  Total Annual Income Amount is carried  forward to the next  quarterly  anniversary  date of September 1. At this time, we compare this amount to 5% of the Contract  Value on September 1. Since the June 1 adjusted  Total Annual  Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000),  we continue to carry  $5,644.28  forward to the next and final quarterly  anniversary  date of
December 1. The Contract  Value on December 1 is $119,000  and 5% of this amount is $5,950.  Since this is higher than  $5,644.28,  the adjusted Total Annual Income Amount is reset to $5,950.00.

In this  example,  5% of the  December 1 value  yields the highest  amount of  $5,950.00.  Since this amount is higher than the current year's Total Annual Income Amount of $5,915.49  adjusted for excess  withdrawals,  the Total Annual Income Amount for the next Contract
Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

Benefits  Under the Highest  Daily  Lifetime Five  Program.  To the extent that your Contract  Value was reduced to zero as a result of cumulative  withdrawals  that are equal to or less than the Total Annual  Income  Amount and amounts are still  payable  under  Highest
Daily  Lifetime  Five, we will make an additional  payment,  if any, for that Contract Year equal to the remaining  Total Annual Income
Amount for the Contract  Year.  Thus,  in that  scenario,  the  remaining  Total Annual Income Amount would be payable even though your
Contract  Value was reduced to zero.  In  subsequent  Contract  Years we make  payments  that equal the Total Annual  Income  Amount as described  in this  section.  We will make  payments  until the death of the single  designated  life.  To the extent  that  cumulative withdrawals in the current  Contract Year that reduced your Contract  Value to zero are more than the Total Annual Income  Amount,  the
Highest Daily Lifetime Five benefit  terminates,  and no additional  payments will be made.. If Annuity payments are to begin under the terms of your  Contract,  or if you  decide to begin  receiving  annuity  payments  and there is a Total  Annual  Income  Amount due in subsequent Contract Years, you can elect one of the following two options:

(1)apply your Contract Value to any annuity option available; or
(2)request  that,  as of the date annuity  payments are to begin,  we make annuity  payments each year equal to the Total Annual Income
Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory  contract  payments are to begin, we will make annual  contract  payments in the form of a single life fixed contract with ten payments  certain,  by applying the greater of the contract  rates then currently  available or the contract rates guaranteed in your Contract. The amount that will be applied to provide such annuity payments will be the greater of:

(1)the  present  value of the future Total Annual Income Amount  payments.  Such present value will be calculated  using the greater of the single life fixed  contract rates then  currently  available or the single life fixed  contract rates  guaranteed in your Contract;
and (2)the Contract Value.

.. If no withdrawal was ever taken,  we will  calculate the Total Annual Income Amount as if you made your first  withdrawal on the date the  contract  payments  are to begin..  Please note that  payments  that we make under this  benefit  after the  contract  anniversary coinciding with or next following the annuitant's 95/th/ birthday will be treated as annuity payments.

Other  Important  Considerations.  Withdrawals  under the  Highest  Daily  Lifetime  Five  Benefit  are subject to all of the terms and conditions of the Contract,  including any  withdrawal  charge..  Withdrawals  made while the Highest Daily Lifetime Five Benefit is in effect will be treated,  for tax purposes,  in the same way as any other  withdrawals  under the Contract.  The Highest Daily  Lifetime
Five Benefit does not directly  affect the Contract Value or surrender  value,  but any withdrawal  will decrease the Contract Value by the amount of the  withdrawal  (plus any  applicable  withdrawal  charge).  If you surrender your Contract you will receive the current surrender  value..  You can make withdrawals  from your Contract while your Contract Value is greater than zero without  purchasing the
Highest  Daily  Lifetime  Five  Benefit.  The Highest Daily  Lifetime  Five Benefit  provides a guarantee  that if your Contract  value declines  due to market  performance,  you will be able to receive  your Total  Annual  Income  Amount in the form of periodic  benefit payments.
Please note that the payments  that we make under this benefit after the contract  anniversary  coinciding  with or next  following the
Annuitant's  95/th/ birthday will be treated as annuity payments..  Upon inception of the benefit,  100% of your Contract Value must be allocated  to the  permitted  Sub-accounts.  However,  the asset  transfer  component  of the benefit as  described  below may transfer
Contract Value to the Benefit Fixed Rate Account as of the effective date of the benefit in some  circumstances..  You cannot  allocate
Purchase  Payments or transfer  Contract Value to a Fixed Interest Rate Option if you elect Highest Daily Lifetime Five..  Transfers to and from the  Sub-accounts and the Benefit Fixed Rate Account  triggered by the asset transfer  component of the benefit will not count toward the maximum  number of free  transfers  allowable  under the  Contract..  In general,  you must allocate your Contract  Value in accordance  with the then  available  investment  option(s)  that we may  prescribe in order to elect and  maintain  the Highest  Daily
Lifetime  Five benefit.  If,  subsequent to your election of the benefit,  we change our  requirements  for how Contract  Value must be allocated  under the benefit,  the new  requirement  will apply only to new  elections  of the  benefit,  and we will not compel you to re-allocate  your  Contract  Value in  accordance  with our  newly-adopted  requirements.  Subsequent  to any  change in  requirements, transfers of Contract Value and allocation of additional Purchase Payments may be subject to the new investment limitations.

Election of and  Designations  Under the Program For Highest Daily Lifetime  Five,  there must be either a single Owner who is the same as the Annuitant,  or if the Contract is entity-owned,  there must be a single natural person Annuitant.  In either case, the Annuitant must be at least 55 years old.

Any change of the Annuitant  under the Contract will result in cancellation  of Highest Daily Lifetime Five.  Similarly,  any change of
Owner will result in  cancellation  of Highest Daily  Lifetime Five,  except if (a) the new Owner has the same taxpayer  identification number as the previous  owner (b) both the new Owner and previous  Owner are entities or (c) the previous Owner is a natural person and the new Owner is an entity.

Currently,  if you  terminate the Highest  Daily  Lifetime Five benefit,  you will (a) not be permitted to re-elect the benefit and (b)
will be allowed to elect the Spousal  Lifetime  Five Benefit or the Lifetime  Five Income  Benefit on any  anniversary  of the Contract
Date that is at least 90 calendar days from the date the Highest Daily  Lifetime Five Benefit was  terminated.  We reserve the right to further  limit the election  frequency in the future.  Before making any such change to the election  frequency,  we will provide prior notice to Owners who have an effective Highest Daily Lifetime Five benefit.

Termination  of the Program You may terminate  the benefit at any time by notifying  us. if you  terminate  the benefit,  any guarantee provided by the benefit will  terminate as of the date the  termination is effective,  and certain  restrictions  on  re-election  will apply as described  above.  The benefit  terminates:  (i) upon your termination of the benefit (ii) upon your surrender of the Contract
(iii) upon your election to begin receiving  Contract  payments (iv) upon the death of the Annuitant (v) if both the Contract Value and
Total Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit.

Upon  termination  of Highest Daily  Lifetime  Five,  we cease  deducting  the charge for the benefit.  With regard to your  investment allocations,  upon termination we will: (i) leave intact amounts that are held in the variable  investment  options,  and (ii) transfer all amounts held in the Benefit  Fixed Rate Account (as defined  below) to your  variable  investment  options,  based on your existing allocation  instructions  or (in the  absence of such  existing  instructions)  pro rata (i.e.  in the same  proportion  as the current balances in your variable investment options).

Return of Principal  Guarantee If you have not made a withdrawal before the Tenth Anniversary,  we will increase your Contract Value on that Tenth  Anniversary (or the next business day, if that  anniversary is not a business day), if the  requirements  set forth in this paragraph are met. On the Tenth Anniversary, we add:

(a)your  Contract  Value on the day that you elected  Highest Daily  Lifetime  Five;  and (b)the sum of each Purchase  Payment you made
(including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Contract  Value on the Tenth  Anniversary,  we increase your Contract Value to equal the sum of (a) and (b), by contributing  funds from our general  account.  If the sum of (a) and (b) is less than or equal to your Contract
Value on the Tenth  Anniversary,  we make no such  adjustment.  The amount that we add to your Contract Value under this provision will be allocated to each of your variable  investment  options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment  option bears to your total Contract  Value,  immediately  prior to the  application of the amount.  Any such amount will not be considered a purchase payment when calculating your Total Protected  Withdrawal  Value,  your death benefit,  or the amount of any other  optional  benefit that you may have  selected,  and therefore will have no direct impact on any such values at the time we add this amount.  This potential  addition to Contract Value is available only if you have elected  Highest Daily Lifetime Five and if you meet the conditions set forth in this  paragraph.  Thus, if you take a withdrawal  prior to the Tenth  Anniversary,  you are not eligible to receive the Return of Principal Guarantee.

Upon termination, we may limit or prohibit investment in the fixed interest rate options.

Asset  Transfer  Component of Highest  Daily  Lifetime Five As indicated  above,  we limit the  sub-accounts  to which you may allocate
Contract  Value if you elect Highest Daily Lifetime Five. For purposes of this benefit,  we refer to those  permitted  sub-accounts  as the "Permitted  Sub-accounts".  As a requirement of  participating  in Highest Daily Lifetime Five, we require that you  participate in our specialized  asset transfer  program,  under which we may transfer  Contract Value between the Permitted  Sub-accounts  and a fixed interest  rate  account  that is part of our general  account  (the  "Benefit  Fixed Rate  Account").  We  determine  whether to make a transfer,  and the amount of any  transfer,  under a  non-discretionary  formula,  discussed  below.  The Benefit Fixed Rate Account is available only with this benefit,  and thus you may not allocate Purchase Payments to that Account.  The interest rate that we pay with respect to the Benefit  Fixed Rate  Account is reduced by an amount that  corresponds  generally  to the charge that we assess  against your variable  sub-accounts  for Highest Daily Lifetime  Five. The Benefit Fixed Rate Account is not subject to the Investment  Company
Act of 1940 or the Securities Act of 1933.

Under the asset  transfer  component  of Highest  Daily  Lifetime  Five,  we monitor  your  Contract  Value  daily and,  if  necessary, systematically  transfer amounts between the Permitted  Sub-accounts  you have chosen and the Benefit Fixed Rate Account.  Any transfer would be made in accordance  with a formula,  which is set forth in the schedule  supplement to the  endorsement  for this benefit (and also appears in the Appendices to this  prospectus).  Speaking  generally,  the formula,  which we apply each business day, operates as follows.  The formula starts by identifying  your Protected  Withdrawal  Value for that day and then  multiplies  that figure by 5%, to produce a projected (i.e.,  hypothetical)  Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation  model,  based on the projected  Highest Daily Annual Income Amount each year for the rest of your life.  In the formula,  we refer to that value as the "Target  Value" or "L". If you have  already made a  withdrawal, your projected  Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic  step-up that was scheduled to occur  according to the step-up  formula  described  above.  Next, the formula  subtracts from the Target Value the amount held  within the  Benefit  Fixed Rate  Account on that day,  and  divides  that  difference  by the amount  held  within the  Permitted
Sub-accounts.  That ratio,  which  essentially  isolates  the amount of your Target Value that is not offset by amounts held within the
Benefit Fixed Rate Account,  is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage  (currently 83%), it means  essentially  that too much Target Value is not offset by assets  within the Benefit  Fixed Rate  Account,  and therefore we will transfer an amount from your Permitted  Sub-accounts to the Benefit Fixed Rate Account.  Conversely,  if the Target Ratio falls below a certain  percentage  (currently  77%), then a transfer from the Benefit Fixed Rate Account to the Permitted  Sub-accounts  would occur.
Note that the formula is calculated  with reference to the Highest Daily Annual Income Amount,  rather than with reference to the Total
Annual Income Amount.

As you can glean from the formula,  a downturn in the  securities  markets  (i.e.,  a reduction in the amount held within the Permitted
Sub-accounts)  may cause us to  transfer  some of your  variable  Contract  Value to the Benefit  Fixed Rate  Account,  because  such a reduction will tend to increase the Liability Ratio.  Moreover,  certain market return scenarios involving "flat" returns over a period of time also could  result in the  transfer of money to the  Benefit  Fixed Rate  Account.  In deciding  how much to  transfer,  we use another formula,  which essentially  seeks to rebalance  amounts held in the Permitted  Sub-accounts and the Benefit Fixed Rate Account so that the Liability  Ratio meets a target ratio,  which  currently is equal to 80%. Once you elect Highest Daily  Lifetime  Five, the ratios we use will be fixed. For new elections in the future, however, we reserve the right to change the ratios.

While you are not notified when your Contract  reaches a reallocation  trigger,  you will receive a confirmation  statement  indicating the  transfer  of a portion  of your  Contract  Value  either to or from the  Benefit  Fixed  Rate  Account.  The  formula by which the reallocation  triggers  operate is designed  primarily to mitigate the financial  risks that we incur in providing the guarantee  under
Highest Daily Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
Not make any transfer; or
If a portion of your Contract  Value was  previously  allocated to the Benefit  Fixed Rate Account,  transfer all or a portion of those amounts  to the  Permitted  Sub-accounts,  based  on your  existing  allocation  instructions  or (in  the  absence  of  such  existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable  investment  options).  Amounts taken out of the Benefit  Fixed Rate Account  will be withdrawn  for this  purpose on a last-in,  first-out  basis (an amount  renewed into a new guarantee  period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in,  first-out  rule);
or

Transfer  all or a portion of your  Contract  Value in the  Permitted  Sub-accounts  pro-rata to the Benefit  Fixed Rate  Account.  The interest  that you earn on such  transferred  amount will be equal to the annual rate that we have set for that day, and we will credit the daily  equivalent of that annual  interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

If a significant  amount of your Contract  Value is  systematically  transferred  to the Benefit Fixed Rate Account  during  periods of market  declines or low interest  rates,  less of your Contract Value may be available to  participate in the investment  experience of the Permitted  Sub-accounts if there is a subsequent  market recovery.  Under the reallocation  formula that we employ,  it is possible that over time a significant  portion,  and under  certain  circumstances  all, of your Contract  Value may be allocated to the Benefit
Fixed Rate Account.  Note that if your entire  Contract Value is  transferred to the Benefit Fixed Rate Account,  then based on the way the formula  operates,  that value would remain in the Benefit Fixed Rate Account unless you made additional  purchase  payments to the
Permitted Sub-accounts, which could cause Contract Value to transfer out of the Benefit Fixed Rate Account.

Additional Tax Considerations
If you purchase a contract as an investment vehicle for "qualified"  investments,  including an IRA, SEP-IRA, Tax Sheltered Annuity (or
403(b)) or employer plan under Code Section  401(a),  the minimum  distribution  rules under the Code require that you begin  receiving periodic  amounts  from  your  contract  beginning  after  age 70 1/2.  For a Tax  Sheltered  Annuity  or a 401(a)  plan for  which the participant  is not a greater  than 5 percent  owner of the  employer,  this  required  beginning  date can  generally  be  deferred to retirement,  if later.  Roth IRAs are not subject to these rules during the owner's  lifetime.  The amount  required under the Code may exceed the Total  Annual  Income  Amount,  which will cause us to increase  the Total Annual  Income  Amount in any Contract  Year that required minimum  distributions due from your Contract are greater than such amounts. In addition,  the amount and duration of payments under the  contract  payment and death  benefit  provisions  may be adjusted so that the  payments do not trigger any penalty or excise taxes due to tax  considerations  such as required minimum  distribution under the tax law. Please note,  however,  that any withdrawal you take prior to the Tenth Anniversary,  even if withdrawn to satisfy required minimum  distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.

As indicated,  withdrawals  made while the Highest Daily Lifetime Five Benefit is in effect will be treated,  for tax purposes,  in the same way as any other  withdrawals  under the contract.  Please see the Tax  Considerations  section of the  prospectus  for a detailed discussion of the tax  treatment of  withdrawals.  We do not address each  potential tax scenario that could arise with respect to this
Benefit here.  However,  we do note that if you  participate in Highest Daily Lifetime Five through a non-qualified  annuity,  and your annuity has received Enhanced Protected Withdrawal Value and/or an additional amount under the Return of Principal  Guarantee,  as with all  withdrawals,  once all purchase  payments are returned  under the contract,  all  subsequent  withdrawal  amounts will be taxed as ordinary income.

         THE FOLLOWING IS ADDED AS APPENDIX C:

Appendix C

Asset Transfer Formula Under Highest Daily Lifetime Five Benefit

We set out below the current  formula  under which we may  transfer  amounts  between the variable  investment  options and the Benefit
Fixed Rate Account.  Upon your election of Highest Daily Lifetime  Five, we will not alter the asset  transfer  formula that applies to your contract.  However,  as discussed in the "What Is the Lifetime Five Income Benefit"  section,  we reserve the right to modify this formula with respect to those who elect Highest Daily Lifetime Five in the future.

Terms and Definitions referenced in the calculation formula:
o        Cu - the upper target is established on the effective date of the Highest Daily Lifetime Five benefit (the  "Effective  Date")
       and is not changed for the life of the guarantee.  Currently, it is 83%.
o        Ct - the target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 80%.
o        Cl - the lower target is established on the Effective  Date and is not changed for the life of the  guarantee.  Currently,  it is 77%.
o        L - the target value as of the current Valuation Day.
o        r - the target ratio.
o        a - the factors used in  calculating  the target  value.  These  factors are  established  on the  Effective  Date and are not changed  for the life of the  guarantee.  The  factors  that we use  currently  are derived  from the a2000  Individual  Annuity
       Mortality  Table with an assumed  interest rate of 3%. Each number in the table "a" factors (which  appears below)  represents a factor,  which when multiplied by the Highest Daily Annual Income Amount,  projects our total liability for the purpose of asset transfers under the guarantee.
o        Q - age based factors used in calculating  the target value.  These factors are  established on the Effective Date and are not changed for the life of the guarantee.  The factor is currently set equal to 1.
o        V - the total value of all Permitted Sub-accounts in the contract.
o        F - the total value of all Benefit Fixed Rate Account allocations.
o        I - the income  value  prior to the first  withdrawal.  The income  value is equal to what the  Highest  Daily  Annual  Income
       Amount would be if the first  withdrawal  were taken on the date of  calculation.  After the first  withdrawal  the income value equals the greater of the Highest Daily Annual Income Amount,  the quarterly step-up amount times the annual income  percentage, and the contract value times the annual income percentage.
o        T - the amount of a transfer into or out of the Benefit Fixed Rate Account.
o        I% - annual income amount  percentage.  This factor is  established  on the Effective  Date and is not changed for the life of the guarantee.  Currently, it is 5%

Target Value Calculation:
On each Valuation  Day, a target value (L) is calculated,  according to the following  formula.  If the variable  Contract Value (V) is equal to zero, no calculation is necessary.

                  L = I * Q * a

Transfer Calculation:
The  following  formula,  which is set on the  Effective  Date and is not changed  for the life of the  guarantee,  determines  when a transfer is required:

         Target Ratio r = (L - F) / V.
o        If r > Cu, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.
o        If r < Cl, and there are  currently  assets in the  Benefit  Fixed  Rate  Account (F > 0),  assets in the  Benefit  Fixed Rate
         Account are transferred to the Permitted Sub-accounts.

The following  formula,  which is set on the Effective Date and is not changed for the life of the guarantee,  determines the transfer amount:

     T ={Min(V, [L - F - V *  Ct] / (1-Ct))}                  T>0, Money moving from the Permitted Sub-accounts to the Benefit Fixed
                                                              Rate Account
     T ={Min(F, [L - F - V *  Ct] / (1-Ct))}                  T<0, Money moving from the Benefit Fixed Rate Account to the Permitted
                                                              Sub-accounts]

Example:
Male age 65 contributes $100,000 into the Permitted Sub accounts and the value drops to $92,300 during year one, end of day one.  A table of values for "a" appears below.

Target Value Calculation:

L        = I * Q * a

         = 5000.67 * 1 * 15.34

         = 76,710.28

Target Ratio:

r         = (L - F) / V
         = (76,710.28 - 0) / 92,300.00

         = 83.11%

Since  r > Cu  ( because 83.11% > 83%) a transfer into the Benefit Fixed rate Account occurs.

T        = { Min ( V, [ L - F - V * Ct] / ( 1 - Ct))}

         = { Min ( 92,300.00, [ 76,710.28 - 0 - 92,300.00 * 0.80] / ( 1 - 0.80))}

         = { Min ( 92,300.00, 14,351.40 )}

         = 14,351.40

                                               Age 65 "a" Factors for Liability Calculations
                                            (in Years and Months since Benefit Effective Date)*

                  Months
Years                  1          2           3           4          5           6           7          8           9          10         11          12
           1       15.34      15.31       15.27       15.23      15.20       15.16       15.13      15.09       15.05       15.02      14.98       14.95
           2       14.91      14.87       14.84       14.80      14.76       14.73       14.69      14.66       14.62       14.58      14.55       14.51
           3       14.47      14.44       14.40       14.36      14.33       14.29       14.26      14.22       14.18       14.15      14.11       14.07
           4       14.04      14.00       13.96       13.93      13.89       13.85       13.82      13.78       13.74       13.71      13.67       13.63
           5       13.60      13.56       13.52       13.48      13.45       13.41       13.37      13.34       13.30       13.26      13.23       13.19
           6       13.15      13.12       13.08       13.04      13.00       12.97       12.93      12.89       12.86       12.82      12.78       12.75
           7       12.71      12.67       12.63       12.60      12.56       12.52       12.49      12.45       12.41       12.38      12.34       12.30
           8       12.26      12.23       12.19       12.15      12.12       12.08       12.04      12.01       11.97       11.93      11.90       11.86
           9       11.82      11.78       11.75       11.71      11.67       11.64       11.60      11.56       11.53       11.49      11.45       11.42
          10       11.38      11.34       11.31       11.27      11.23       11.20       11.16      11.12       11.09       11.05      11.01       10.98
          11       10.94      10.90       10.87       10.83      10.79       10.76       10.72      10.69       10.65       10.61      10.58       10.54
          12       10.50      10.47       10.43       10.40      10.36       10.32       10.29      10.25       10.21       10.18      10.14       10.11
          13       10.07      10.04       10.00        9.96       9.93        9.89        9.86       9.82        9.79        9.75       9.71        9.68
          14        9.64       9.61        9.57        9.54       9.50        9.47        9.43       9.40        9.36        9.33       9.29        9.26
          15        9.22       9.19        9.15        9.12       9.08        9.05        9.02       8.98        8.95        8.91       8.88        8.84
          16        8.81       8.77        8.74        8.71       8.67        8.64        8.60       8.57        8.54        8.50       8.47        8.44
          17        8.40       8.37        8.34        8.30       8.27        8.24        8.20       8.17        8.14        8.10       8.07        8.04
          18        8.00       7.97        7.94        7.91       7.88        7.84        7.81       7.78        7.75        7.71       7.68        7.65
          19        7.62       7.59        7.55        7.52       7.49        7.46        7.43       7.40        7.37        7.33       7.30        7.27
          20        7.24       7.21        7.18        7.15       7.12        7.09        7.06       7.03        7.00        6.97       6.94        6.91
          21        6.88       6.85        6.82        6.79       6.76        6.73        6.70       6.67        6.64        6.61       6.58        6.55
          22        6.52       6.50        6.47        6.44       6.41        6.38        6.36       6.33        6.30        6.27       6.24        6.22
          23        6.19       6.16        6.13        6.11       6.08        6.05        6.03       6.00        5.97        5.94       5.92        5.89
          24        5.86       5.84        5.81        5.79       5.76        5.74        5.71       5.69        5.66        5.63       5.61        5.58
          25        5.56       5.53        5.51        5.48       5.46        5.44        5.41       5.39        5.36        5.34       5.32        5.29
          26        5.27       5.24        5.22        5.20       5.18        5.15        5.13       5.11        5.08        5.06       5.04        5.01
          27        4.99       4.97        4.95        4.93       4.91        4.88        4.86       4.84        4.82        4.80       4.78        4.75
          28        4.73       4.71        4.69        4.67       4.65        4.63        4.61       4.59        4.57        4.55       4.53        4.51
          29        4.49       4.47        4.45        4.43       4.41        4.39        4.37       4.35        4.33        4.32       4.30        4.28
          30        4.26       4.24        4.22        4.20       4.18        4.17        4.15       4.13        4.11        4.09       4.07        4.06
          31        4.04       4.02        4.00        3.98       3.97        3.95        3.93       3.91        3.90        3.88       3.86        3.84
          32        3.83       3.81        3.79        3.78       3.76        3.74        3.72       3.71        3.69        3.67       3.66        3.64
          33        3.62       3.61        3.59        3.57       3.55        3.54        3.52       3.50        3.49        3.47       3.45        3.44
          34        3.42       3.40        3.39        3.37       3.35        3.34        3.32       3.30        3.29        3.27       3.25        3.24
          35        3.22       3.20        3.18        3.17       3.15        3.13        3.12       3.10        3.08        3.07       3.05        3.03
          36        3.02       3.00        2.98        2.96       2.95        2.93        2.91       2.90        2.88        2.86       2.85        2.83
          37        2.81       2.79        2.78        2.76       2.74        2.73        2.71       2.69        2.68        2.66       2.64        2.62
          38        2.61       2.59        2.57        2.56       2.54        2.52        2.51       2.49        2.47        2.45       2.44        2.42
          39        2.40       2.39        2.37        2.35       2.34        2.32        2.30       2.29        2.27        2.25       2.24        2.22
          40        2.20       2.19        2.17        2.15       2.14        2.12        2.11       2.09        2.07        2.06       2.04        2.02
          41        2.01       1.84        1.67        1.51       1.34        1.17        1.00       0.84        0.67        0.50       0.33        0.17
* The values set forth in this table are applied to all ages.

VI.    Changes to Lifetime Five and Spousal Lifetime Five

We make the following  changes to the Lifetime Five Income  Benefit.  The amended version of Lifetime Five will be offered to those who elect Lifetime Five on or after the date of this supplement where we have received regulatory approval:

1.       In the section entitled  "Protected  Withdrawal  Value",  immediately after the sentence that states "You may elect to step-up your  Protected  Withdrawal  Value if, due to positive  market  performance,  your Contract Value is greater than the
                  Protected Withdrawal Value", we add the following:

                  Step-Ups for elections of Lifetime Five subsequent to November 19, 2007, (subject to regulatory approval).

                  Lifetime Five offers the ability to step-up the values provided under Lifetime Five after the first  withdrawal under certain  situations.  The Step-Up provision depends on when you elected Lifetime Five.We will  automatically  step-up your Protected  Withdrawal Value on each Contract  Anniversary if, due to positive market performance,  your Contract
                  Value is greater than the Protected  Withdrawal  Value.  If we step-up your Protected  Withdrawal  Value, we increase the  Protected  Withdrawal  Value to equal the then  current  Contract  Value.  For  example,  assume your  Protected
                  Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000,  reducing the Protected Withdrawal
                  Value to $60,000.  On the Contract  Anniversary,  your Contract  Value is $75,000.  Your Protected  Withdrawal  Value
                  would be increased to equal $75,000.  At the time of a step-up to your Protected  Withdrawal  Value,  if your current
                  Annual  Income Amount and Annual  Withdrawal  Amount are less than they would be if we did not reflect the step-up in
                  Protected Withdrawal Value, then we will increase these amounts to reflect the step-up.

                  If on the date that we implement a step-up to either your  Protected  Withdrawal  Value or your Annual Income Amount, the charge for  Lifetime  Five has  changed for new  purchasers,  you may be subject to the new charge at the time of such step-up.  Prior to increasing the charge for Lifetime Five upon a step-up,  we would notify you and give you the opportunity to cancel the automatic  step-up  feature.  If you receive notice of a proposed  step-up and accompanying fee increase,  you should carefully  evaluate whether the potential value of a step-up justifies the increased fee to which you would be subject.

                  Step-Ups for elections of Lifetime Five prior to November 19, 2007,
                   [See text in May 1, 2007 prospectus]

2.       We add the following after the first sentence within the third bullet under "Benefits Under Lifetime Five":  "Please note that, effective on or about November 19, 2007, we ceased offering a single life fixed annuity with five payments certain and instead will make annuity payments as a single life fixed annuity with ten years certain for Lifetime
                  Five elections after that date."

o        We make the  following  changes to the Spousal  Lifetime Five Income  Benefit.  The amended  version of Spousal  Lifetime Five will be offered to those who elect Spousal  Lifetime Five on or after the date of this  supplement,  assuming  State  approval has been obtained.

1.       We add the following to the section  entitled  "Annual  Income  Amount Under the Spousal Life Income  Benefit" to describe new step-up rules that apply for new elections of the benefit:

                  Spousal  Lifetime Five offers the ability to step up the values provided under Spousal  Lifetime Five after the first withdrawal under certain situations.  The Step-Up provision depends on when you elected Lifetime Five.

                  For elections of Spousal Lifetime Five subsequent to November 19, 2007, subject to regulatory approval:

                  We will  automatically  step-up your Annual  Income Amount on each Contract  anniversary  if, due to positive  market performance,  5% of your Contract  Value is greater than the Annual Income  Amount.  If we step-up your Annual Income
                  Amount,  we increase the Annual  Income Amount to equal 5% of your Contract  Value.  For example,  assume your Annual
                  Income  Amount is $5,000 and, on the Contract  Anniversary,  your  Contract  Value was  $110,000.  Your Annual Income
                  Amount would be increased to equal $5,500 (5% of $110,000).

                  If on the date that we implement a step-up to either your  Protected  Withdrawal  Value or your Annual Income Amount, the charge for Spousal  Lifetime  Five has changed  for new  purchasers,  you may be subject to the new charge at the time of such step-up.  Prior to increasing the charge for Spousal  Lifetime Five upon a step-up,  we would notify you and give you the opportunity to cancel the automatic  step-up  feature.  If you receive notice of a proposed  step-up and accompanying fee increase,  you should carefully  evaluate whether the potential value of a step-up justifies the increased fee to which you would be subject.

                  For elections of Spousal Lifetime Five prior to November 19, 2007:
                  [See existing text in this section of May 1, 2007 prospectus]

2.       We add the  following  after the first  sentence  within the third  bullet  under  "Benefits  Under  Spousal  Lifetime  Five":
                  "Please note that,  effective on or about  November 19, 2007,  we ceased  offering a joint and survivor or single (as applicable)  life fixed annuity with five  payments  certain,  and instead will make annuity  payments as a joint and survivor or single (as  applicable)  life fixed  annuity with ten years certain for Spousal  Lifetime Five  elections after that date."

VII.  NEW PRINCIPAL UNDERWRITER

In the "Other  Information"  section of each  prospectus,  under the heading  entitled  "Sales and  Distribution  of the Contract",  we identify  Prudential  Investment  Management  Services  LLC (PIMS) as the  principal  underwriter  and  distributor  of the  annuities.
Beginning  as of the date of this  supplement,  PIMS has been  replaced by an  affiliated  broker-dealer  called  Prudential  Annuities
Distributors,  Inc. ("PAD").  Accordingly,  we replace the first two paragraphs under "Sales and Distribution of the Contract" with the following, and in the remainder of that section, replace references to PIMS with PAD:

"Prudential  Annuities  Distributors,  Inc.  (PAD), a wholly-owned  subsidiary of Prudential  Annuities,  Inc., is the  distributor and principal  underwriter of the annuities  offered through this  prospectus.  PAD acts as the distributor of a number of annuity and life insurance  products,  and is the  co-distributor of the Advanced Series Trust. PAD's principal business address is One Corporate Drive,
Shelton,  Connecticut  06484. PAD is registered as a broker-dealer  under the Securities  Exchange Act of 1934 (Exchange Act), and is a
member of the National Association of Securities Dealers, Inc. (NASD)."

                                                        Pruco Life Insurance Company
                                                 Pruco Life Insurance Company Of New Jersey

                                                         Strategic Partners Advisor
                                                       Strategic Partners Annuity One
                                                          Strategic Partners Plus
                                                      Strategic Partners Annuity One 3
                                                         Strategic Partners Plus 3
                                                        Strategic Partners FlexElite
                                                         Strategic Partners Select

                                                     Prudential Premier Series Annuity

                                    Supplement to Statements of Additional Information Dated May 1, 2007
                                                     Supplement dated November 19, 2007

     This  Supplement  should be read and retained  with the current  Prospectus  and  Statement  of  Additional  Information  for your annuity.  This  Supplement is intended to update certain  information in the Statement of Additional  Information for the variable annuity you own, and is not intended to be a Statement of  Additional  Information,  prospectus,  or offer for any other  variable annuity  listed here that you do not own. If you would like a copy of the current  Statement  of  Additional  Information,  please contact us at 1-888-PRU-2888.

     In the sections of the Statements of Additional  Information  entitled Principal  Underwriter and Payments Made To Promote Sale Of
     Our Products,  we identify Prudential Investment Management Services,  LLC as principal  underwriter.  Beginning as of the date of this supplement,  Prudential  Annuities  Distributors,  Inc., an indirect  subsidiary of Prudential  Financial,  Inc., has assumed
     PIMS's duties as principal underwriter of each of the above-referenced annuities.

                                     PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

4.

( )Guaranteed Minimum Payments Benefit Endorsement (Lifetime Five) (Note )
( )Guaranteed Minimum Payments Benefit Endorsement (Lifetime Five) (Note )
(Note ) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4, Registration No. 333-75702, filed January 20, 2005 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

( ) Lifetime Five Benefit Rider  (Note)
(Note)      Incorporated by reference to Post-Effective Amendment No. 6 to
            Form N-4, Registration No. 333-130989, filed August 3, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

                                                              SIGNATURES

Pursuant to the  requirements  of the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf in the City of Newark and the State of New Jersey on this 3rd day of August 2007.

                                       THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                                              (Registrant)

                                                   BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                                              (Depositor)

                                  Attest: /s/ Thomas C. Castano               /s/ Scott D. Kaplan
                                          ---------------------               -------------------
                                          Thomas C. Castano                   Scott D. Kaplan
                                          Secretary                           President

                                                              SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                                                          SIGNATURE AND TITLE

                          *
                          --------------------------
                          JAMES J. AVERY, JR.                   Date: August  3, 2007
                          VICE CHAIRMAN AND DIRECTOR

                           *
                          --------------------------
                          BERNARD J. JACOB
                          DIRECTOR

                          *
                          --------------------------
                          TUCKER I. MARR
                          CHIEF FINANCIAL OFFICER and
                          Chief Financial Officer

                          *                                     *By /s/ THOMAS C. CASTANO
                          --------------------------                ------------------------------------
                          SCOTT D. KAPLAN                           THOMAS C. CASTANO
                          DIRECTOR                                  (ATTORNEY-IN-FACT)

                          *
                          --------------------------
                          HELEN M. GALT
                          DIRECTOR

                          *
                          --------------------------
                          DAVID R. ODENATH, JR.
                          DIRECTOR